Investment Strategy - Polen Focus Growth ETF	Jul. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that, in the Adviser’s opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase up to 15% the Fund’s net assets in common stock of U.S. and non-U.S. issuers (excluding emerging market companies) with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase, if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity. The Fund employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers. The Adviser generally expects that the Fund will invest in approximately 20 to 50 companies although the Fund may invest outside of this range at the Advisor’s discretion.

The Adviser uses an intensive fundamental research process to identify companies that it believes have the following attractive characteristics, which the Adviser believes typically reflect an underlying competitive advantage: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital, and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Fund will not invest in companies that do not meet, in the Adviser’s view the criteria outlined in (i) through (4) above. Sustainable competitive advantage means a competitive advantage that is not likely to erode over a reasonably long timeframe. The Adviser seeks companies with a long-term competitive advantage. Shareholder-oriented management teams means that a company’s management team seeks to maximize value creation for shareholders acting in a way that’s aligned with their interests.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable above average earnings growth. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital. The Adviser assesses each factor it believes is material to making these determinations, which includes factors commonly classified as material environmental, social, and governance factors or “ESG” factors. This means considering how a company manages issues such as (but not limited to) climate impact, board diversity, supply chain management, governance practices, and other material risks or opportunities as part of the Adviser’s financial analysis. ESG factors are not assessed in isolation but as part of our comprehensive research process and no one factor is considered to be determinative.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long-term basis.